Details of Cash From Operating Activities - Details of Items Not Involving Current Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Depreciation and amortization	$ 1,512	$ 1,366
Amortization of other assets included in cost of goods sold	255	215
Deferred revenue amortization	(188)	(89)
Other non-cash charges	25	66
Future tax (recovery) expenses	(76)	17
Equity income less than (in excess of) dividends received	11	(10)
Impairment charges		435
Non-cash portion of Other expense, net [note 2]	37	(24)
Items not involving current cash flows	$ 1,576	$ 1,976